SCHEDULE OF BREAKDOWN OF NET REVENUES BY SEGMENTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)
Net revenues	$ 14,111	$ 19,279		$ 18,032		$ 18,631
Cost of revenues	(10,310)	(14,085)		(13,666)		(13,503)
Gross profit	3,801	5,194		4,366		5,128
Significant expenses	3,822	5,224		3,356		3,364
Provision of expected credit loss	(40)	(55)		11		27
Interest income	142	194		175
Interest expense	(378)	(516)		(511)		(336)
Other unallocated expense	(900)	(1,233)	[1]	(1,315)	[1]	(906)	[1]
Other (loss) income	(1,176)	(1,610)		(1,640)		(1,215)
Net income	25	32		519		1,192
Cleaning Systems and Other Equipment [Member]
Net revenues	8,768	11,979		10,991		11,443
Cost of revenues	(5,626)	(7,686)		(7,570)		(7,113)
Gross profit	3,142	4,293		3,421		4,330
Payroll expense	(1,514)	(2,069)		(1,104)		(1,472)
Other segment expenses	(640)	(874)		(657)		(758)
Significant expenses	(2,154)	(2,943)		(1,761)		(2,230)
Dishware Washing and General Cleaning Services [Member]
Net revenues	5,343	7,300		7,041		7,188
Cost of revenues	(4,684)	(6,399)		(6,096)		(6,390)
Gross profit	659	901		945		798
Payroll expense	(351)	(479)		(342)		(367)
Other segment expenses	(95)	(130)	[2]	(104)	[2]	(124)	[2]
Significant expenses	$ (446)	$ (609)		$ (446)		$ (491)

[1]	Other unallocated expenses include legal and professional fees, income tax expense, and change in fair value in financial instrument and exchange difference.
[2]	Other segment items include selling and marketing expenses and general and administrative expenses other than payroll expenses.